UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Brian C. Janssen

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 28, 2021

Investing to seek
income and stability

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	0.16%	1.84%	1.87%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated October 30, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of March 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.34%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.86%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Intermediate Bond Fund of America for the periods ended February 28, 2021, are shown in the table below, as well as results of the fund’s primary and secondary benchmarks, and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AIBAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

26	Financial statements

29	Notes to financial statements

41	Financial highlights

Results at a glance

For periods ended February 28, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	–0.10%	3.93%	2.59%	2.17%	4.53%
Bloomberg Barclays U.S. Government/Credit 1-7 Years ex BBB Index[2,3]	–0.57	2.15	2.45	2.32	5.10
Bloomberg Barclays 75% Government Credit 1-7 Years 25% Securitized Index[2,4]	–0.32	2.23	2.76	2.65	—
Lipper Short-Intermediate Investment-Grade Debt Funds Average[5]	–0.54	2.93	2.77	2.43	5.08

[1]	Since February 19, 1988.
[2]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Bloomberg Barclays U.S. Government/Credit 1-7 Years ex BBB Index, the fund’s primary benchmark, is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Source: Bloomberg Index Services Ltd.
[4]	Bloomberg Barclays 75% Government Credit 1-7 Years 25% Securitized Index, the fund’s secondary benchmark that better fits its investing approach, is a blended index consisting of 75% Bloomberg Barclays Government Credit 1-7 Years Index (defined in the previous footnote, but not excluding BBB-rated securities) and 25% Bloomberg Barclays U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Ltd.
[5]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Sources: Refinitiv Lipper.

Intermediate Bond Fund of America	1

Investment portfolio February 28, 2021	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	33.37%
AAA/Aaa	26.05
AA/Aa	6.35
A/A	10.75
BBB/Baa	6.13
Other	.40
Short-term securities & other assets less liabilities	16.95
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 83.04%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 31.90%
U.S. Treasury 29.11%
U.S. Treasury 2.00% 2021	$7,000	$7,112
U.S. Treasury 2.875% 2021	12,500	12,719
U.S. Treasury 8.00% 2021	5,700	6,019
U.S. Treasury 0.125% 2022	293,778	293,819
U.S. Treasury 0.125% 2022[1]	253,612	253,631
U.S. Treasury 0.125% 2022	100,000	100,044
U.S. Treasury 0.125% 2022	37,422	37,431
U.S. Treasury 0.125% 2022	29,346	29,353
U.S. Treasury 0.125% 2022	10,000	10,004
U.S. Treasury 0.125% 2022	7,787	7,789
U.S. Treasury 1.50% 2022	9,718	9,925
U.S. Treasury 1.75% 2022	6,300	6,412
U.S. Treasury 0.125% 2023	1,050,000	1,049,924
U.S. Treasury 0.125% 2023	770,000	768,561
U.S. Treasury 0.125% 2023	292,000	291,013
U.S. Treasury 0.125% 2023	150,000	149,648
U.S. Treasury 0.125% 2023	109,000	108,897
U.S. Treasury 0.125% 2023	100,000	99,850
U.S. Treasury 0.25% 2023	60,000	60,032
U.S. Treasury 0.25% 2023	55,000	55,112
U.S. Treasury 1.25% 2023	30,300	31,084
U.S. Treasury 1.375% 2023	9,000	9,272
U.S. Treasury 1.50% 2023	19,500	20,030
U.S. Treasury 2.50% 2023	26,425	27,721
U.S. Treasury 2.875% 2023	70,000	74,945
U.S. Treasury 2.875% 2023	21,760	23,336
U.S. Treasury 7.125% 2023	15,000	17,058
U.S. Treasury 0.125% 2024	20,000	19,914
U.S. Treasury 1.25% 2024	40,800	42,039
U.S. Treasury 1.50% 2024	243,093	252,615
U.S. Treasury 1.50% 2024	30,792	32,008

2	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.75% 2024	$57,155	$59,825
U.S. Treasury 1.75% 2024	34,000	35,571
U.S. Treasury 2.125% 2024	82,100	87,185
U.S. Treasury 2.375% 2024	34,000	36,126
U.S. Treasury 0.25% 2025	280,111	275,237
U.S. Treasury 0.25% 2025	225,000	222,051
U.S. Treasury 0.25% 2025	100,000	98,363
U.S. Treasury 0.25% 2025	28,050	27,534
U.S. Treasury 0.375% 2025	571,500	562,982
U.S. Treasury 0.375% 2025	187,752	185,172
U.S. Treasury 2.625% 2025	150,000	163,916
U.S. Treasury 2.75% 2025	91,800	100,538
U.S. Treasury 2.875% 2025	61,200	67,555
U.S. Treasury 0.375% 2026	219,750	216,245
U.S. Treasury 0.50% 2026	85,164	84,189
U.S. Treasury 1.625% 2026	34,000	35,430
U.S. Treasury 1.625% 2026	32,266	33,650
U.S. Treasury 1.875% 2026	130,000	137,431
U.S. Treasury 1.875% 2026[1]	86,000	90,910
U.S. Treasury 0.375% 2027	207,000	198,829
U.S. Treasury 0.375% 2027	14,265	13,657
U.S. Treasury 0.50% 2027	603,700	583,463
U.S. Treasury 0.50% 2027	292,555	282,031
U.S. Treasury 0.50% 2027	196,480	190,767
U.S. Treasury 0.50% 2027	60,000	58,183
U.S. Treasury 0.625% 2027	23,123	22,420
U.S. Treasury 0.625% 2027	3,960	3,845
U.S. Treasury 0.75% 2028	29,381	28,701
U.S. Treasury 1.125% 2028	31,900	31,912
U.S. Treasury 0.625% 2030	33,000	30,943
U.S. Treasury 1.50% 2030	3,900	3,963
U.S. Treasury 1.125% 2031	279,518	272,596
U.S. Treasury 1.125% 2040	3,000	2,567
U.S. Treasury 1.375% 2040	4,470	3,998
U.S. Treasury 1.875% 2041	7,932	7,748
U.S. Treasury 2.50% 2046	37,000	39,885
U.S. Treasury 2.50% 2046	19,500	21,029
U.S. Treasury 2.875% 2046	13,500	15,592
U.S. Treasury 2.375% 2049[1]	94,900	100,447
U.S. Treasury 2.875% 2049[1]	37,600	43,889
U.S. Treasury 1.25% 2050[1]	107,500	86,882
U.S. Treasury 1.375% 2050[1]	165,900	138,630
U.S. Treasury 1.625% 2050[1]	276,888	246,615
U.S. Treasury 2.00% 2050	5,000	4,878
		8,860,697

U.S. Treasury inflation-protected securities 2.79%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	65,939	66,401
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	74,661	79,373
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	67,128	72,629
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	75,629	81,900
U.S. Treasury Inflation-Protected Security 0.125% 2030[2]	50,619	55,378
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,296	1,917
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	151,159	179,725
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	38,305	47,432
U.S. Treasury Inflation-Protected Security 0.25% 2050[2]	25,226	27,229
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	229,201	238,000
		849,984

Total U.S. Treasury bonds & notes		9,710,681

Mortgage-backed obligations 21.92%
Federal agency mortgage-backed obligations 16.33%
Fannie Mae Pool #458079 9.104% 2026[3]	7	7
Fannie Mae Pool #AW8166 3.00% 2027[3]	660	698
Fannie Mae Pool #AX3597 3.00% 2027[3]	373	395
Fannie Mae Pool #AO0800 3.00% 2027[3]	295	312
Fannie Mae Pool #MA2973 3.00% 2027[3]	9	10

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AJ3916 3.00% 2027[3]	$3	$3
Fannie Mae Pool #AU6794 3.00% 2028[3]	52	55
Fannie Mae Pool #AU6682 3.00% 2028[3]	9	10
Fannie Mae Pool #AW4349 3.00% 2029[3]	18	19
Fannie Mae Pool #BM4299 3.00% 2030[3]	2,113	2,231
Fannie Mae Pool #AY2719 3.00% 2030[3]	716	756
Fannie Mae Pool #AZ4646 3.50% 2030[3]	126	136
Fannie Mae Pool #AZ0554 3.50% 2030[3]	109	117
Fannie Mae Pool #AY1948 3.50% 2030[3]	90	97
Fannie Mae Pool #AS7323 2.50% 2031[3]	1,255	1,331
Fannie Mae Pool #BD2402 3.00% 2031[3]	154	163
Fannie Mae Pool #FM1162 2.50% 2032[3]	1,189	1,257
Fannie Mae Pool #BM1036 2.50% 2032[3]	139	147
Fannie Mae Pool #BD5076 3.00% 2032[3]	15,815	16,707
Fannie Mae Pool #BM3501 3.00% 2032[3]	901	954
Fannie Mae Pool #BE7150 3.50% 2032[3]	516	552
Fannie Mae Pool #BJ9182 3.00% 2033[3]	1,382	1,488
Fannie Mae Pool #BN3184 3.00% 2033[3]	758	800
Fannie Mae Pool #BJ7193 3.00% 2033[3]	685	737
Fannie Mae Pool #BJ4790 3.00% 2033[3]	145	153
Fannie Mae Pool #BJ6880 3.00% 2033[3]	29	31
Fannie Mae Pool #MA3463 4.00% 2033[3]	24,539	26,103
Fannie Mae Pool #695412 5.00% 2033[3]	5	5
Fannie Mae Pool #BK0499 3.00% 2034[3]	402	427
Fannie Mae Pool #FM1490 3.50% 2034[3]	3,151	3,395
Fannie Mae Pool #BN1087 4.00% 2034[3]	28	30
Fannie Mae Pool #AD3566 5.00% 2035[3]	60	67
Fannie Mae Pool #888698 7.00% 2037[3]	54	62
Fannie Mae Pool #AC0794 5.00% 2039[3]	285	332
Fannie Mae Pool #931768 5.00% 2039[3]	48	56
Fannie Mae Pool #932606 5.00% 2040[3]	149	173
Fannie Mae Pool #AB1084 5.50% 2040[3]	180	203
Fannie Mae Pool #AJ1873 4.00% 2041[3]	279	316
Fannie Mae Pool #AE1248 5.00% 2041[3]	338	389
Fannie Mae Pool #AE1274 5.00% 2041[3]	267	311
Fannie Mae Pool #AE1277 5.00% 2041[3]	155	179
Fannie Mae Pool #AE1283 5.00% 2041[3]	91	103
Fannie Mae Pool #AE1290 5.00% 2042[3]	187	216
Fannie Mae Pool #AL3829 3.50% 2043[3]	2,385	2,612
Fannie Mae Pool #AT7161 3.50% 2043[3]	1,042	1,137
Fannie Mae Pool #AR1512 3.50% 2043[3]	523	574
Fannie Mae Pool #AT0412 3.50% 2043[3]	267	292
Fannie Mae Pool #AT3954 3.50% 2043[3]	143	156
Fannie Mae Pool #AT0300 3.50% 2043[3]	111	120
Fannie Mae Pool #AY1829 3.50% 2044[3]	144	155
Fannie Mae Pool #AX8521 3.50% 2044[3]	60	66
Fannie Mae Pool #AW8240 3.50% 2044[3]	40	42
Fannie Mae Pool #BE5017 3.50% 2045[3]	1,253	1,361
Fannie Mae Pool #BE5009 3.50% 2045[3]	228	246
Fannie Mae Pool #BE8740 3.50% 2047[3]	1,212	1,318
Fannie Mae Pool #BE8742 3.50% 2047[3]	378	414
Fannie Mae Pool #BH2848 3.50% 2047[3]	165	178
Fannie Mae Pool #BH2846 3.50% 2047[3]	150	164
Fannie Mae Pool #BH2847 3.50% 2047[3]	128	139
Fannie Mae Pool #BJ5015 4.00% 2047[3]	2,663	2,934
Fannie Mae Pool #BH3122 4.00% 2047[3]	74	79
Fannie Mae Pool #BM4488 3.383% 2048[3,4]	18,508	19,244
Fannie Mae Pool #BM3788 3.50% 2048[3]	53,097	57,777
Fannie Mae Pool #CA1073 3.50% 2048[3]	2,843	3,027
Fannie Mae Pool #BJ4901 3.50% 2048[3]	848	925
Fannie Mae Pool #BN0292 3.966% 2048[3,4]	6,244	6,565
Fannie Mae Pool #FM2202 4.00% 2048[3]	15,702	16,835
Fannie Mae Pool #CA3180 4.00% 2048[3]	5,478	5,903
Fannie Mae Pool #FM2669 4.00% 2048[3]	4,678	5,019
Fannie Mae Pool #CA2850 4.00% 2048[3]	3,246	3,649
Fannie Mae Pool #BK6840 4.00% 2048[3]	1,782	1,956
Fannie Mae Pool #BK5232 4.00% 2048[3]	1,362	1,508

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK9743 4.00% 2048[3]	$507	$562
Fannie Mae Pool #BK0920 4.00% 2048[3]	232	250
Fannie Mae Pool #BJ9252 4.00% 2048[3]	72	78
Fannie Mae Pool #BK0915 4.00% 2048[3]	22	23
Fannie Mae Pool #BK7665 4.50% 2048[3]	9,222	10,309
Fannie Mae Pool #BK0951 4.50% 2048[3]	6,771	7,570
Fannie Mae Pool #BK9761 4.50% 2048[3]	407	450
Fannie Mae Pool #CA2493 4.50% 2048[3]	343	374
Fannie Mae Pool #BK4873 5.00% 2048[3]	2,549	2,840
Fannie Mae Pool #CA4534 3.00% 2049[3]	54,204	57,677
Fannie Mae Pool #BN6708 3.50% 2049[3]	17,724	19,013
Fannie Mae Pool #CA4151 3.50% 2049[3]	11,704	12,816
Fannie Mae Pool #FM1062 3.50% 2049[3]	10,440	11,450
Fannie Mae Pool #FM1443 3.50% 2049[3]	8,515	9,301
Fannie Mae Pool #BO3252 3.50% 2049[3]	7,335	8,001
Fannie Mae Pool #BJ8411 3.50% 2049[3]	2,477	2,688
Fannie Mae Pool #CA4354 3.50% 2049[3]	72	77
Fannie Mae Pool #BJ8402 3.547% 2049[3,4]	3,547	3,697
Fannie Mae Pool #CA5333 3.00% 2050[3]	85,014	91,718
Fannie Mae Pool #CA5731 3.00% 2050[3]	82,708	87,988
Fannie Mae Pool #CA5689 3.00% 2050[3]	45,325	48,991
Fannie Mae Pool #CA5338 3.00% 2050[3]	37,810	40,508
Fannie Mae Pool #FM2664 3.50% 2050[3]	9,132	10,062
Fannie Mae Pool #FM3834 4.50% 2050[3]	403	437
Fannie Mae Pool #MA4282 2.50% 2051[3]	2,539	2,636
Fannie Mae Pool #MA4256 2.50% 2051[3]	2,155	2,238
Fannie Mae, Series 2001-4, Class NA, 9.009% 2025[3,4]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.037% 2025[3,4]	1	1
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[3]	135	166
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	53	63
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[3]	227	278
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[3,4]	1,107	1,116
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[3]	1,225	1,249
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,4]	2,487	2,516
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	636	645
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]	3,743	3,826
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]	495	498
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.413% 2023[3,4]	3,037	3,128
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[3,4]	2,644	2,762
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[3,4]	3,409	3,602
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 2024[3,4]	2,945	3,126
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[3]	320	325
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[3]	927	948
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[3]	2,782	2,910
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]	540	556
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[3]	838	860
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	3,045	3,148
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]	4,471	4,629
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]	2,170	2,259
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[3]	2,169	2,257
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]	2,071	2,160
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.417% 2026[3,4]	1,087	1,106
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[3]	122	122
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[3,4]	1,615	1,664
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.483% 2026[3,4]	90	90
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.584% 2026[3,4]	1,528	1,585
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[3]	3,146	3,310
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[3]	2,853	2,976
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[3]	286	295
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[3]	71	71
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[3,4]	11,000	12,094
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[3,5]	2,840	3,012
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.078% 2027[3,4]	13,000	14,412
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[3]	945	1,057
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	277	266
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[3]	765	715
Freddie Mac Pool #ZK3704 3.00% 2026[3]	52	55

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZK3851 3.00% 2027[3]	$469	$496
Freddie Mac Pool #ZK7590 3.00% 2029[3]	5,118	5,446
Freddie Mac Pool #ZS8526 3.00% 2029[3]	115	122
Freddie Mac Pool #ZT1332 3.00% 2030[3]	3,182	3,381
Freddie Mac Pool #ZK8180 2.50% 2031[3]	1,462	1,545
Freddie Mac Pool #G18655 3.00% 2032[3]	16,445	17,460
Freddie Mac Pool #V61960 3.00% 2033[3]	2,605	2,782
Freddie Mac Pool #QN1073 3.00% 2034[3]	403	428
Freddie Mac Pool #Q18236 3.50% 2043[3]	1,072	1,170
Freddie Mac Pool #Q19133 3.50% 2043[3]	674	735
Freddie Mac Pool #Q17696 3.50% 2043[3]	617	674
Freddie Mac Pool #Q15874 4.00% 2043[3]	65	70
Freddie Mac Pool #Q28558 3.50% 2044[3]	634	692
Freddie Mac Pool #760014 3.076% 2045[3,4]	3,328	3,467
Freddie Mac Pool #760012 3.122% 2045[3,4]	1,571	1,638
Freddie Mac Pool #760013 3.176% 2045[3,4]	913	953
Freddie Mac Pool #760015 2.774% 2047[3,4]	5,301	5,475
Freddie Mac Pool #Q52069 3.50% 2047[3]	1,794	1,952
Freddie Mac Pool #Q51622 3.50% 2047[3]	1,341	1,469
Freddie Mac Pool #Q47615 3.50% 2047[3]	1,212	1,333
Freddie Mac Pool #Q55056 3.50% 2048[3]	1,578	1,699
Freddie Mac Pool #Q54709 3.50% 2048[3]	1,351	1,470
Freddie Mac Pool #Q54701 3.50% 2048[3]	1,258	1,368
Freddie Mac Pool #Q54782 3.50% 2048[3]	1,077	1,170
Freddie Mac Pool #Q54781 3.50% 2048[3]	1,034	1,128
Freddie Mac Pool #Q54700 3.50% 2048[3]	938	1,024
Freddie Mac Pool #Q56590 3.50% 2048[3]	588	635
Freddie Mac Pool #Q56589 3.50% 2048[3]	577	630
Freddie Mac Pool #Q55060 3.50% 2048[3]	553	599
Freddie Mac Pool #Q56591 3.50% 2048[3]	517	555
Freddie Mac Pool #Q54698 3.50% 2048[3]	495	545
Freddie Mac Pool #Q54699 3.50% 2048[3]	452	495
Freddie Mac Pool #Q54831 3.50% 2048[3]	321	352
Freddie Mac Pool #Q56599 4.00% 2048[3]	2,098	2,324
Freddie Mac Pool #Q56175 4.00% 2048[3]	1,452	1,609
Freddie Mac Pool #Q55971 4.00% 2048[3]	1,283	1,417
Freddie Mac Pool #Q56576 4.00% 2048[3]	832	898
Freddie Mac Pool #Q55970 4.00% 2048[3]	650	725
Freddie Mac Pool #Q58411 4.50% 2048[3]	3,140	3,472
Freddie Mac Pool #Q58436 4.50% 2048[3]	1,415	1,585
Freddie Mac Pool #Q58378 4.50% 2048[3]	1,136	1,250
Freddie Mac Pool #Q57242 4.50% 2048[3]	914	1,013
Freddie Mac Pool #RA1369 3.50% 2049[3]	50,069	53,963
Freddie Mac Pool #QA5131 3.50% 2049[3]	17,147	18,373
Freddie Mac Pool #RA1580 3.50% 2049[3]	8,050	8,892
Freddie Mac Pool #RA1463 3.50% 2049[3]	8,024	8,796
Freddie Mac Pool #QA0284 3.50% 2049[3]	4,955	5,413
Freddie Mac Pool #QA2748 3.50% 2049[3]	1,111	1,215
Freddie Mac Pool #2B7361 4.002% 2049[3,4]	3,129	3,284
Freddie Mac Pool #ZN5963 4.50% 2049[3]	467	507
Freddie Mac Pool #SD7528 2.00% 2050[3]	22,200	22,590
Freddie Mac Pool #SD7512 3.00% 2050[3]	83,686	89,460
Freddie Mac Pool #QA8528 3.00% 2050[3]	39,153	41,720
Freddie Mac Pool #RA2020 3.00% 2050[3]	26,726	28,407
Freddie Mac Pool #RA2457 3.00% 2050[3]	22,941	24,693
Freddie Mac Pool #SD0187 3.00% 2050[3]	7,096	7,645
Freddie Mac Pool #SD7514 3.50% 2050[3]	104,961	112,532
Freddie Mac Pool #SD8135 2.50% 2051[3]	4,943	5,133
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.512% 2023[3,4]	3	3
Freddie Mac, Series T041, Class 3A, 5.151% 2032[3,4]	164	184
Freddie Mac, Series 4582, Class GA, 3.75% 2052[3,4]	29,153	30,216
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[3,4]	3,000	3,177
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]	24,225	25,571
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[3]	10,610	11,281
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[3]	3,050	3,202
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]	5,000	5,380
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[3]	3,950	4,229

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[3]	$4,620	$4,952
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[3]	12,000	13,047
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[3]	10,666	11,603
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[3]	4,500	4,906
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[3]	10,000	10,823
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]	8,000	8,643
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]	6,250	6,741
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[3]	2,145	2,353
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]	14,835	16,218
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]	6,000	6,613
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[3]	15,500	17,002
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[3,4]	6,725	7,410
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[3]	1,270	1,407
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[3]	57,057	63,110
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[3]	28,710	31,677
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[3,4]	50,000	55,691
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[3]	8,500	9,166
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	3,000	3,247
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[3]	7,387	8,013
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]	12,500	13,582
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	14,275	15,723
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[3]	1,000	1,124
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[3]	19,000	21,381
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[3,4]	9,000	10,083
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[3]	8,000	8,994
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[3]	1,500	1,727
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[3,4]	15,180	17,677
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[3]	3,250	3,805
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[3]	10,415	12,166
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[3,4]	3,000	3,528
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[3,4]	3,000	3,534
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[3]	378	443
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[3,4]	7,250	8,588
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[3]	138	149
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[3]	15,000	17,145
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[3]	13,252	15,307
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[3]	28,509	30,368
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[3]	52	54
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	657	640
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	450	428
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	122	113
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	9,138	9,703
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,4]	9,148	9,698
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,4]	9,130	9,678
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[3]	7,713	8,153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[3]	1,489	1,596
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[3]	7,925	8,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,4]	8,829	9,466
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]	32,679	35,143
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	10,912	11,979
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	4,494	4,892
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[3]	9,633	10,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]	4,984	5,370
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[3]	3,704	4,066

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[3]	$3,371	$3,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[3]	1,192	1,286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	6,878	7,305
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[3]	16,759	17,745
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	1,532	1,613
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[3]	51,305	54,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]	30,628	32,434
Government National Mortgage Assn. 4.50% 2042[3]	10	12
Government National Mortgage Assn. 2.00% 2051[3,6]	298,143	301,473
Government National Mortgage Assn. 2.00% 2051[3,6]	80,240	81,280
Government National Mortgage Assn. 2.50% 2051[3,6]	8,520	8,829
Government National Mortgage Assn. 2.50% 2051[3,6]	7,668	7,931
Government National Mortgage Assn. 3.00% 2051[3,6]	21,810	22,727
Government National Mortgage Assn. 3.00% 2051[3,6]	11,249	11,711
Government National Mortgage Assn. 3.50% 2051[3,6]	76,056	80,622
Government National Mortgage Assn. 3.50% 2051[3,6]	42,003	44,499
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[3]	57,107	62,057
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	44	48
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[3]	183	198
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	94	103
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[3]	50,651	52,658
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[3]	2,021	2,101
Uniform Mortgage-Backed Security 1.50% 2036[3,6]	982,041	991,600
Uniform Mortgage-Backed Security 1.50% 2036[3,6]	4,970	5,005
Uniform Mortgage-Backed Security 2.00% 2036[3,6]	428,348	443,243
Uniform Mortgage-Backed Security 2.00% 2036[3,6]	60,660	62,521
Uniform Mortgage-Backed Security 2.00% 2036[3,6]	38,474	39,762
Uniform Mortgage-Backed Security 2.00% 2051[3,6]	171,289	172,196
Uniform Mortgage-Backed Security 2.00% 2051[3,6]	121,513	122,493
Uniform Mortgage-Backed Security 2.50% 2051[3,6]	135,849	140,203
Uniform Mortgage-Backed Security 2.50% 2051[3,6]	9,406	9,732
Uniform Mortgage-Backed Security 3.00% 2051[3,6]	167,037	174,828
Uniform Mortgage-Backed Security 3.50% 2051[3,6]	73,797	78,252
Uniform Mortgage-Backed Security 4.00% 2051[3,6]	21,240	22,823
Uniform Mortgage-Backed Security 4.50% 2051[3,6]	8,270	8,997
		4,970,612

Collateralized mortgage-backed obligations (privately originated) 3.54%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[3,4,5]	1,097	1,119
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[3,4,5]	1,818	1,833
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	19,625	19,780
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	11,855	12,278
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,5]	4,631	4,690
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.218% 2029[3,4,5]	2,176	2,177
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.718% 2029[3,4,5]	3,810	3,830
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4,5]	12,065	12,344
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,5]	9,780	10,140
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[3,4,5]	3,267	3,341
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[3,4,5]	31,297	31,501
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[3,4,5]	2,093	2,104
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[3,4,5]	1,568	1,578
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[3,4,5]	870	860
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,4,5]	26,374	26,419
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[3,4,5]	42,961	43,440
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[3,4,5]	35,376	35,867
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[3,4,5]	12,592	12,672
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	10,265	10,759
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[3]	2,800	3,064
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[3,4,5]	757	782

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,5]	$12,566	$12,628
COLT Funding LLC, Series 2020-2, Class A1, 1.853% 2065[3,5]	3,182	3,232
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[3,4]	5,000	4,892
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,5]	4,191	4,305
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[3,4,5]	8,145	8,826
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	3,220	3,387
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[3]	99	106
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[3]	94	100
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[3]	156	164
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[3]	181	189
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,4,5]	18,647	18,799
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[3,4,5,7]	9,854	9,852
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,5]	18,940	20,596
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,5]	17,562	19,004
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[3,4,5]	4,958	5,084
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	5,757	5,821
GFMT Mortgage Acquistion Co., Series 2018-2, Class A41, 4.50% 2058[3,4,5]	413	421
GFMT Mortgage Acquistion Co., Series 2019-1, Class A41, 4.50% 2059[3,4,5]	293	297
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[3,5]	3,290	3,401
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[3,4,5]	2,160	2,220
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[3,4,5]	368	379
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,5]	292	299
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	3,812	3,856
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	11,416	11,575
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,4,5]	10,972	11,008
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	16,333	16,563
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.868% 2052[3,4,5]	51,767	51,908
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.918% 2052[3,4,5]	44,090	44,189
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.068% 2052[3,4,5]	12,434	12,472
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.118% 2052[3,4,5]	3,160	3,167
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.93% 2053[3,4,5]	30,402	30,473
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.018% 2053[3,4,5]	47,082	47,171
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.268% 2053[3,4,5]	1,672	1,676
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.468% 2053[3,4,5]	1,672	1,676
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.82% 2055[3,4,5]	20,250	20,399
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[3,4,5]	3,266	3,399
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	1,457	1,544
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[3,4,5]	5,259	5,323
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[3,4,5]	875	886
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[3,4,5]	2,370	2,509
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,5]	2,719	2,816
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[3,4,5]	633	657
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[3,4,5]	154	157
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[3,4,5]	696	718
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,5]	2,098	2,233
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.121% 2022[3,4,5]	23,885	23,926
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.121% 2023[3,4,5]	33,210	33,369
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, (1-month USD-LIBOR + 1.35%) 1.471% 2023[3,4,5]	2,500	2,504
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[3,4,5]	9,853	9,887
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 2029[3,4,5]	4,347	4,400
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[3,4,5]	2,241	2,235
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[3,4,5]	7,712	7,735
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,5]	1,303	1,385
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,5]	2,955	3,108
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[3,4,5]	77	82
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,5]	3,396	3,663

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,5]	$1,446	$1,550
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,5]	7,281	7,672
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,5]	4,738	4,989
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,5]	18,036	18,161
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[3,4,5]	9,687	9,936
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1B, 0.868% 2060[3,4,5]	5,500	5,530
Progress Residential Trust, Series 2017-SFR1, Class A, 2.768% 2034[3,5]	2,369	2,394
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[3,5]	4,265	4,281
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[3,5]	6,225	6,313
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[3,5]	5,045	5,127
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,5]	3,586	3,660
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 2036[3,5]	1,578	1,624
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,5]	3,925	4,033
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.706% 2030[3,4,5]	6,908	6,936
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[3,4,5]	11,894	11,933
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[3,4,5]	3,359	3,374
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[3,4,5]	1,315	1,310
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	2,745	2,750
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,4,5]	10,814	11,098
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,4,5]	8,291	8,362
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[3,4,5]	10,496	10,707
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[3,4,5]	41,400	41,465
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.779% 2054[3,4,5]	27,000	27,041
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,5]	25,497	25,389
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	1,448	1,470
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[3,4,5]	515	519
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 2055[3,4,5]	206	206
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,5]	524	535
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	654	662
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	4,282	4,369
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	719	732
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.718% 2057[3,4,5]	2,504	2,505
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	3,773	3,855
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,4,5]	3,692	3,805
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[3,4,5]	2,410	2,493
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,5]	820	834
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.118% 2058[3,4,5]	7,152	7,224
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[3,4,5]	245	253
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,4,5]	8,014	8,393
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,5]	2,355	2,468
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,4,5]	1,381	1,433
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,5]	8,746	9,328
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,5]	5,046	5,345
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 2059[3,4,5]	3,104	3,259
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,5]	29,528	30,199
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[3,5]	1,325	1,341
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[3,5]	15,034	15,152
Tricorn American Homes, Series 2020-SFR2, Class A, 1.482% 2039[3,5]	7,615	7,566
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[3,4,5,8]	4,330	4,387
		1,077,217

Commercial mortgage-backed securities 2.05%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[3]	1,750	1,937
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[3]	275	307
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[3]	490	549
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[3]	1,500	1,711
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[3,4]	440	509
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[3]	2,157	2,234
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[3]	6,500	7,258
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[3]	2,500	2,864
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[3]	2,202	2,260
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[3]	2,200	2,529

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[3]	$1,650	$1,778
BX Trust, Series 2018-GW, Class A, 0.912% 2035[3,4,5]	1,684	1,688
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[3]	8,609	9,559
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[3,5]	1,000	1,018
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]	1,600	1,740
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[3]	1,210	1,317
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[3,4]	3,000	3,220
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[3]	150	163
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[3]	11,750	12,715
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[3]	5,000	5,580
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[3]	500	527
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]	12,792	13,719
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[3,5]	1,000	1,017
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[3,5]	150	150
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.32% 2045[3,4,5]	5,000	4,892
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,5]	2,250	2,310
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,5]	1,000	1,038
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.07% 2046[3,4,5]	7,479	7,467
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.789% 2046[3,4,5]	1,651	1,763
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]	1,821	1,973
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]	1,997	2,140
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	4,699	5,145
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[3]	1,750	1,919
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[3]	150	164
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[3]	700	742
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[3,4]	3,000	3,313
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,4]	12,175	13,309
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	8,975	9,770
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,4]	2,000	2,225
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[3,4]	1,000	1,086
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[3,4]	275	299
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[3,4]	150	158
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.336% 2044[3,4,5]	25,500	25,637
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[3]	150	163
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,5]	3,157	3,214
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,5]	18,205	18,568
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.032% 2025[3,4,5]	10,155	10,184
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.347% 2044[3,4,5]	275	275
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.378% 2044[3,4,5]	7,800	7,816
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]	3,000	3,156
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,5]	9,500	9,836
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[3,4]	2,600	2,723
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[3]	4,309	4,459
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.262% 2038[3,4,5]	29,000	29,115
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]	5,687	6,202
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	8,000	8,442
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[3]	2,000	2,193
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[3,5]	16,514	17,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[3,4]	5,000	5,180
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.106% 2047[3,4]	1,750	1,790
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[3,5]	21,418	21,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]	2,000	2,094
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,4]	3,032	3,125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 2046[3]	4,000	4,331
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.746% 2046[3,4]	3,065	3,270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]	999	1,061

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[3]	$1,500	$1,674
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,4]	5,000	5,349
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[3]	750	819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[3]	4,500	4,686
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[3]	750	795
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[3,5]	2,256	2,279
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[3]	400	442
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[3,4]	275	292
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[3,4,5]	152,000	152,238
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[3,4,5]	1,475	1,502
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.274% 2046[3,4]	710	761
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[3]	800	872
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[3]	3,000	3,303
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[3]	4,000	4,444
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[3,4]	275	291
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[3]	275	280
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	15,455	16,432
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[3]	150	163
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]	4,000	4,334
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[3]	13,000	14,823
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.542% 2058[3,4]	1,690	1,781
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[3]	9,000	9,661
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[3]	1,000	1,102
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[3]	150	166
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[3,4,5]	27,598	27,751
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.656% 2044[3,4,5]	7,000	7,124
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,305
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,4]	1,966	2,047
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[3]	12,100	12,509
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.016% 2046[3,4]	3,250	3,403
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]	1,500	1,643
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[3,4]	4,900	5,316
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,4]	2,750	2,883
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]	4,750	5,077
		625,548

Total mortgage-backed obligations		6,673,377

Corporate bonds, notes & loans 19.00%
Financials 5.57%
ACE INA Holdings Inc. 2.875% 2022	1,060	1,101
Allstate Corp. 0.75% 2025	7,656	7,594
Allstate Corp. 1.45% 2030	252	242
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[9]	2,549	2,703
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[9]	13,274	14,046
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	26,787	26,775
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[9]	6,930	6,986
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	10,025	9,740
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[9]	5,000	4,855
Bank of New York Mellon Corp. 1.60% 2025	28,000	28,826
Bank of New Zealand 1.00% 2026[5]	21,000	20,890
Bank of Nova Scotia 1.05% 2026	41,350	41,037
Barclays Bank PLC 3.65% 2025	10,000	10,858
Charles Schwab Corp. 3.85% 2025	10,825	12,100
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[9]	2,926	3,149
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	4,979	5,105
Cooperatieve Rabobank UA 2.75% 2023	20,000	20,903
Cooperatieve Rabobank UA 2.625% 2024[5]	33,400	35,517
Crédit Agricole SA 4.375% 2025[5]	3,025	3,348
Credit Suisse Group AG 3.00% 2021	5,000	5,089
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,9]	21,863	22,813
Credit Suisse Group AG 3.80% 2023	16,500	17,702

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,9]	$6,825	$7,785
Danske Bank AS 2.80% 2021[5]	14,698	14,706
Danske Bank AS 2.70% 2022[5]	10,000	10,229
Danske Bank AS 3.875% 2023[5]	15,000	16,150
DNB Bank ASA 2.375% 2021[5]	10,000	10,055
GE Capital Funding, LLC 4.40% 2030[5]	1,250	1,436
Goldman Sachs Group, Inc. 5.25% 2021	2,000	2,041
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[9]	3,600	3,722
Goldman Sachs Group, Inc. 3.50% 2025	8,883	9,719
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[9]	10,975	10,893
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[9]	48,300	47,954
Goldman Sachs Group, Inc. 2.60% 2030	11,179	11,668
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	20,000	19,569
Groupe BPCE SA 5.70% 2023[5]	2,245	2,523
Groupe BPCE SA 5.15% 2024[5]	5,300	6,006
Groupe BPCE SA 1.00% 2026[5]	24,000	23,777
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,9]	17,325	17,480
Guardian Life Global Funding 2.90% 2024[5]	21,285	22,846
Guardian Life Global Funding 0.875% 2025[5]	14,800	14,646
Guardian Life Global Funding 1.25% 2027[5]	925	910
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[9]	3,315	3,459
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	20,450	21,644
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[9]	45,775	51,346
Intercontinental Exchange, Inc. 0.70% 2023	18,850	18,955
Intesa Sanpaolo SpA 3.25% 2024[5]	15,000	16,039
Intesa Sanpaolo SpA 3.875% 2027[5]	6,179	6,757
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[9]	16,150	16,536
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[9]	1,461	1,458
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[9]	46,000	48,381
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[9]	21,325	21,123
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[9]	33,204	34,446
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	59,447	58,656
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[9]	775	746
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	4,011	4,125
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[9]	10,000	10,970
Lloyds Banking Group PLC 4.45% 2025	5,150	5,822
Metropolitan Life Global Funding I 2.40% 2022[5]	16,490	16,928
Metropolitan Life Global Funding I 3.375% 2022[5]	14,850	15,251
Metropolitan Life Global Funding I 1.95% 2023[5]	5,000	5,153
Metropolitan Life Global Funding I 0.40% 2024[5]	950	948
Metropolitan Life Global Funding I 0.95% 2025[5]	31,676	31,562
Metropolitan Life Global Funding I 3.45% 2026[5]	1,650	1,859
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	30,000	30,274
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[9]	22,838	22,856
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	6,479	6,920
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[9]	20,015	21,289
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[9]	34,006	33,624
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[9]	48,449	50,480
Morgan Stanley 3.125% 2026	2,800	3,063
Morgan Stanley 3.875% 2026	7,200	8,109
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[9]	25,000	24,303
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	27,980
National Securities Clearing Corp. 0.40% 2023[5]	40,000	40,121
New York Life Global Funding 1.70% 2021[5]	12,500	12,601
New York Life Global Funding 2.00% 2021[5]	12,274	12,300
New York Life Global Funding 2.25% 2022[5]	11,120	11,434
New York Life Global Funding 2.875% 2024[5]	25,000	26,808
New York Life Global Funding 0.95% 2025[5]	3,368	3,360
New York Life Global Funding 2.00% 2025[5]	24,000	24,977
New York Life Global Funding 0.85% 2026[5]	20,870	20,674
Northwestern Mutual Global Funding 0.80% 2026[5]	43,438	42,992
PNC Bank 3.30% 2024	10,000	10,983
PNC Financial Services Group, Inc. 2.854% 2022[9]	5,000	5,222
Rabobank Nederland 4.625% 2023	10,000	11,068
Royal Bank of Canada 0.425% 2024	1,968	1,964

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Royal Bank of Canada 0.875% 2026	$31,206	$30,892
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[9]	23,500	24,325
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	13,136
Skandinaviska Enskilda Banken AB 2.80% 2022	8,300	8,514
Sumitomo Mitsui Banking Corp. 0.948% 2026	866	854
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	21,301
Toronto-Dominion Bank 0.45% 2023	2,500	2,506
Toronto-Dominion Bank 2.65% 2024	5,000	5,338
Toronto-Dominion Bank 0.75% 2025	29,050	28,681
Toronto-Dominion Bank 0.75% 2026	30,862	30,342
U.S. Bancorp 2.40% 2024	25,000	26,540
U.S. Bank NA 3.40% 2023	14,675	15,712
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,9]	1,600	1,777
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[9]	58,269	61,438
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[9]	10,280	10,712
Wells Fargo & Company 3.00% 2026	7,847	8,500
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[9]	3,217	3,503
		1,695,131

Utilities 3.00%
Ameren Corp. 1.75% 2028	6,250	6,216
American Electric Power Company, Inc. 1.00% 2025	2,950	2,926
American Electric Power Company, Inc. 4.30% 2028	8,285	9,576
Avangrid, Inc. 3.20% 2025	14,625	15,818
CenterPoint Energy, Inc. 2.50% 2022	4,510	4,649
CMS Energy Corp. 3.00% 2026	8,863	9,608
CMS Energy Corp. 3.45% 2027	8,732	9,793
Commonwealth Edison Company 2.55% 2026	11,270	12,105
Connecticut Light and Power Co. 0.75% 2025	23,125	22,863
Consumers Energy Co. 0.35% 2023	7,000	7,002
Dominion Resources, Inc. 3.30% 2025	11,000	11,931
Dominion Resources, Inc. 2.85% 2026	4,849	5,242
Dominion Resources, Inc., junior subordinated, 2.715% 2021[9]	32,400	32,745
Dominion Resources, Inc., junior subordinated, 4.104% 2021[9]	8,000	8,025
Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	6,725	7,244
Duke Energy Carolinas, LLC 3.05% 2023	20,000	21,074
Duke Energy Carolinas, LLC 2.95% 2026	10,000	10,932
Duke Energy Corp. 3.75% 2024	3,200	3,479
Duke Energy Florida, LLC 1.75% 2030	24,469	24,087
Duke Energy Ohio, Inc. 2.125% 2030	2,600	2,640
Duke Energy Progress, LLC 3.375% 2023	11,295	12,094
Edison International 3.55% 2024	14,655	15,881
Edison International 4.95% 2025	12,493	14,036
Emera US Finance LP 2.70% 2021	2,890	2,904
Enel Finance International SA 2.75% 2023[5]	14,375	15,026
Enel Finance International SA 3.50% 2028[5]	3,575	3,941
Entergy Corp. 0.90% 2025	6,025	5,934
Entergy Corp. 2.40% 2026	12,820	13,631
Entergy Corp. 2.95% 2026	9,550	10,251
Entergy Texas, Inc. 1.75% 2031	2,425	2,366
Evergy Inc. 2.45% 2024	3,024	3,191
Evergy Metro, Inc. 2.25% 2030	4,350	4,472
Eversource Energy 2.375% 2022	1,414	1,453
Exelon Corp. 2.45% 2021	12,840	12,847
Exelon Corp., junior subordinated, 3.497% 2022[9]	2,185	2,265
FirstEnergy Corp. 3.35% 2022[9]	50,050	51,072
FirstEnergy Corp. 2.05% 2025	17,723	17,821
FirstEnergy Corp. 1.60% 2026	27,793	27,338
FirstEnergy Corp. 4.40% 2027[9]	11,539	12,683
FirstEnergy Corp. 2.25% 2030	1,500	1,411
FirstEnergy Corp. 2.65% 2030	1,500	1,484
FirstEnergy Corp. 7.375% 2031	6,354	8,750
Florida Power & Light Company 2.85% 2025	3,250	3,493
Interstate Power and Light Co. 2.30% 2030	1,925	1,973
MidAmerican Energy Holdings Co. 3.10% 2027	413	456
Niagara Mohawk Power Corp. 3.508% 2024[5]	6,205	6,773

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Northern States Power Company, First Mortgage Bonds, 2.15% 2022	$3,678	$3,737
Oncor Electric Delivery Company LLC 2.75% 2024	2,550	2,726
Oncor Electric Delivery Company LLC 0.55% 2025[5]	24,275	23,845
Pacific Gas and Electric Co. 3.25% 2023	18,450	19,199
Pacific Gas and Electric Co. 3.85% 2023	17,102	18,180
Pacific Gas and Electric Co. 3.75% 2024	1,000	1,067
Pacific Gas and Electric Co. 3.45% 2025	2,803	3,014
Pacific Gas and Electric Co. 2.95% 2026	22,656	23,782
Pacific Gas and Electric Co. 3.15% 2026	28,845	30,677
Pacific Gas and Electric Co. 2.10% 2027	8,000	7,966
Pacific Gas and Electric Co. 3.30% 2027	17,095	18,225
Pacific Gas and Electric Co. 3.30% 2027	4,775	5,058
Pacific Gas and Electric Co. 3.75% 2028	1,644	1,780
Pacific Gas and Electric Co. 4.55% 2030	1,203	1,343
Pacific Gas and Electric Co. 2.50% 2031	31,018	30,187
Progress Energy, Inc. 7.00% 2031	1,840	2,553
Progress Energy, Inc. 7.75% 2031	8,125	11,728
Public Service Company of Colorado 2.25% 2022	24,000	24,511
Public Service Company of Colorado 3.70% 2028	1,355	1,533
Public Service Company of Colorado 1.875% 2031	6,225	6,180
Public Service Electric and Gas Co. 3.00% 2025	3,734	4,032
Public Service Electric and Gas Co. 3.20% 2029	7,338	8,113
Public Service Electric and Gas Co. 3.70% 2028	917	1,036
Public Service Enterprise Group Inc. 2.00% 2021	3,545	3,583
Public Service Enterprise Group Inc. 2.25% 2026	4,727	5,014
Puget Energy, Inc. 6.00% 2021	6,258	6,430
San Diego Gas & Electric Co. 1.70% 2030	8,250	7,997
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.502% 2021[4]	13,925	13,937
Southern California Edison Co. 3.70% 2025	37,391	41,159
Southern California Edison Co. 1.20% 2026	9,910	9,910
Southern California Edison Co. 3.65% 2028	2,445	2,709
Southern California Edison Co. 2.85% 2029	13,147	13,892
Southern California Edison Co. 2.25% 2030	7,321	7,364
Southern California Gas Company 2.55% 2030	9,000	9,387
Virginia Electric and Power Co. 2.95% 2022	4,662	4,738
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,385
WEC Energy Group, Inc. 0.55% 2023	20,000	20,083
WEC Energy Group, Inc. 1.375% 2027	20,000	19,767
Xcel Energy Inc. 3.35% 2026	5,000	5,526
Xcel Energy Inc. 2.60% 2029	8,887	9,334
		914,188

Health care 2.12%
Abbott Laboratories 3.40% 2023	4,034	4,352
AbbVie Inc. 2.30% 2021	10,000	10,023
AbbVie Inc. 3.45% 2022	8,464	8,690
AbbVie Inc. 2.60% 2024	42,500	45,211
AbbVie Inc. 3.85% 2024	5,000	5,468
AbbVie Inc. 3.80% 2025	5,917	6,516
AbbVie Inc. 2.95% 2026	17,185	18,594
Anthem, Inc. 2.375% 2025	30,000	31,602
AstraZeneca PLC 2.375% 2022	20,000	20,485
AstraZeneca PLC 3.50% 2023	18,850	20,208
AstraZeneca PLC 0.70% 2026	19,766	19,224
Becton, Dickinson and Company 2.894% 2022	17,074	17,569
Becton, Dickinson and Company 3.70% 2027	10,927	12,257
Boston Scientific Corp. 3.45% 2024	17,875	19,253
Boston Scientific Corp. 1.90% 2025	4,880	5,068
Bristol-Myers Squibb Company 3.20% 2026	3,031	3,339
Centene Corp. 4.75% 2025	5,000	5,128
Centene Corp. 2.50% 2031	8,370	8,106
Cigna Corp. 3.75% 2023	7,732	8,321
Cigna Corp. 4.125% 2025	8,415	9,502
CVS Health Corp. 3.35% 2021	5,595	5,598
CVS Health Corp. 1.30% 2027	25,000	24,478
CVS Health Corp. 3.625% 2027	5,440	6,058
CVS Health Corp. 1.875% 2031	5,000	4,837

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
EMD Finance LLC 2.95% 2022[5]	$4,620	$4,727
EMD Finance LLC 3.25% 2025[5]	36,252	39,259
Gilead Sciences, Inc. 0.75% 2023	10,000	10,024
GlaxoSmithKline PLC 2.85% 2022	10,000	10,309
GlaxoSmithKline PLC 2.875% 2022	20,000	20,601
GlaxoSmithKline PLC 3.375% 2023	2,547	2,717
GlaxoSmithKline PLC 3.00% 2024	14,515	15,579
GlaxoSmithKline PLC 3.625% 2025	10,000	11,106
Merck & Co., Inc. 2.80% 2023	26,506	27,979
Merck & Co., Inc. 2.90% 2024	11,284	12,088
Merck & Co., Inc. 2.75% 2025	810	867
Novartis Capital Corp. 1.75% 2025	2,361	2,443
Novartis Capital Corp. 2.00% 2027	1,985	2,075
Novartis Capital Corp. 2.20% 2030	13,430	13,885
Pfizer Inc. 2.95% 2024	29,990	32,229
Pfizer Inc. 2.75% 2026	779	846
Shire PLC 2.875% 2023	14,299	15,105
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	41,842	46,091
UnitedHealth Group Inc. 2.125% 2021	18,100	18,112
UnitedHealth Group Inc. 2.375% 2024	8,045	8,545
UnitedHealth Group Inc. 3.50% 2024	14,265	15,514
UnitedHealth Group Inc. 2.00% 2030	15,000	15,050
Upjohn Inc. 1.65% 2025[5]	800	813
		645,851

Consumer staples 1.73%
7-Eleven, Inc. 0.625% 2023[5]	18,900	18,936
7-Eleven, Inc. 0.80% 2024[5]	7,755	7,762
7-Eleven, Inc. 0.95% 2026[5]	11,230	11,067
7-Eleven, Inc. 1.30% 2028[5]	11,240	10,959
7-Eleven, Inc. 1.80% 2031[5]	8,986	8,651
Altria Group, Inc. 2.35% 2025	6,902	7,220
Altria Group, Inc. 4.40% 2026	8,708	9,927
Altria Group, Inc. 4.80% 2029	1,761	2,066
Altria Group, Inc. 2.45% 2032	25,444	24,727
British American Tobacco PLC 2.789% 2024	35,000	37,268
British American Tobacco PLC 3.215% 2026	25,000	26,960
British American Tobacco PLC 4.70% 2027	3,931	4,508
Coca-Cola Company 1.00% 2028	21,250	20,587
Conagra Brands, Inc. 4.30% 2024	35,980	39,908
Conagra Brands, Inc. 1.375% 2027	16,065	15,736
Costco Wholesale Corp. 1.375% 2027	13,071	13,180
Costco Wholesale Corp. 1.60% 2030	10,000	9,789
Keurig Dr Pepper Inc. 3.551% 2021	7,500	7,557
Keurig Dr Pepper Inc. 4.057% 2023	30,000	32,316
Keurig Dr Pepper Inc. 4.417% 2025	5,321	6,017
Kimberly-Clark Corp. 1.05% 2027	3,395	3,346
Nestlé Holdings, Inc. 3.10% 2021[5]	7,000	7,098
Nestlé Holdings, Inc. 3.35% 2023[5]	27,913	30,012
Nestlé Holdings, Inc. 0.625% 2026[5]	10,000	9,852
Nestlé Holdings, Inc. 1.00% 2027[5]	5,000	4,886
PepsiCo, Inc. 1.40% 2031	2,624	2,516
Philip Morris International Inc. 2.90% 2021	4,500	4,587
Philip Morris International Inc. 2.375% 2022	13,000	13,367
Philip Morris International Inc. 2.50% 2022	15,000	15,518
Philip Morris International Inc. 1.50% 2025	15,436	15,770
Philip Morris International Inc. 0.875% 2026	9,206	9,067
Procter & Gamble Company 0.55% 2025	4,730	4,676
Procter & Gamble Company 2.80% 2027	3,058	3,336
Procter & Gamble Company 1.20% 2030	11,520	10,998
Reynolds American Inc. 4.45% 2025	5,940	6,635
Unilever Capital Corp. 2.60% 2024	32,500	34,581
Wal-Mart Stores, Inc. 2.85% 2024	32,500	35,008
		526,394

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 1.50%
Apple Inc. 1.80% 2024	$38,750	$40,523
Apple Inc. 0.55% 2025	20,000	19,749
Apple Inc. 1.125% 2025	7,590	7,677
Apple Inc. 0.70% 2026	40,742	40,272
Apple Inc. 1.20% 2028	54,199	53,100
Apple Inc. 1.25% 2030	8,000	7,603
Broadcom Inc. 3.15% 2025	15,000	16,150
Broadcom Inc. 1.95% 2028[5]	4,183	4,126
Broadcom Ltd. 3.875% 2027	7,500	8,227
Fidelity National Information Services, Inc. 0.375% 2023	23,825	23,827
Fidelity National Information Services, Inc. 0.60% 2024	16,009	16,004
Fidelity National Information Services, Inc. 1.15% 2026	11,322	11,284
Fidelity National Information Services, Inc. 1.65% 2028	8,221	8,154
Fiserv, Inc. 3.20% 2026	54,500	59,362
Fiserv, Inc. 2.65% 2030	3,836	3,973
Fortinet, Inc. 1.00% 2026	18,915	18,774
Global Payments Inc. 2.65% 2025	10,000	10,578
Global Payments Inc. 1.20% 2026	11,706	11,624
Global Payments Inc. 2.90% 2030	4,648	4,858
Intuit Inc. 0.65% 2023	13,955	14,065
Intuit Inc. 0.95% 2025	8,835	8,863
Intuit Inc. 1.35% 2027	1,325	1,326
Microsoft Corp. 2.875% 2024	2,830	3,029
Microsoft Corp. 2.40% 2026	29,289	31,310
PayPal Holdings, Inc. 1.35% 2023	10,020	10,230
PayPal Holdings, Inc. 1.65% 2025	6,989	7,183
PayPal Holdings, Inc. 2.30% 2030	1,833	1,882
Visa Inc. 0.75% 2027	4,900	4,768
Visa Inc. 1.10% 2031	8,000	7,506
		456,027

Consumer discretionary 1.44%
Amazon.com, Inc. 3.30% 2021	5,000	5,092
Amazon.com, Inc. 1.20% 2027	5,000	4,982
Amazon.com, Inc. 1.50% 2030	5,000	4,876
American Honda Finance Corp. 2.60% 2022	12,000	12,453
American Honda Finance Corp. 0.875% 2023	10,000	10,108
American Honda Finance Corp. 0.55% 2024	25,727	25,664
American Honda Finance Corp. 1.00% 2025	13,000	12,952
American Honda Finance Corp. 1.20% 2025	15,273	15,405
Bayerische Motoren Werke AG 3.15% 2024[5]	30,000	32,237
BMW Finance NV 2.25% 2022[5]	22,500	23,124
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	6,100	6,135
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]	15,000	15,446
DaimlerChrysler North America Holding Corp. 0.75% 2024[5]	21,350	21,401
DaimlerChrysler North America Holding Corp. 1.45% 2026[5]	18,350	18,424
General Motors Company 5.40% 2023	3,822	4,263
General Motors Financial Co. 3.45% 2022	13,485	13,798
General Motors Financial Co. 2.75% 2025	10,000	10,530
General Motors Financial Co. 2.90% 2025	12,000	12,758
General Motors Financial Co. 1.25% 2026	1,057	1,046
Home Depot, Inc. 2.50% 2027	5,000	5,369
Home Depot, Inc. 0.90% 2028	1,955	1,894
Home Depot, Inc. 1.375% 2031	4,125	3,915
Hyundai Capital America 3.25% 2022[5]	5,008	5,201
Hyundai Capital America 0.80% 2024[5]	1,440	1,432
Hyundai Capital America 1.80% 2025[5]	6,831	6,906
Hyundai Capital America 1.30% 2026[5]	885	877
Hyundai Capital America 2.375% 2027[5]	745	765
Toyota Motor Credit Corp. 2.70% 2023	4,890	5,107
Toyota Motor Credit Corp. 0.45% 2024	10,855	10,861
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,421
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,851
Toyota Motor Credit Corp. 0.80% 2025	19,961	19,795
Toyota Motor Credit Corp. 0.80% 2026	24,085	23,863
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	4,105	4,210
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	21,732	22,486

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 2.90% 2022[5]	$10,000	$10,296
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	10,000	10,545
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	9,500	10,405
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	6,176	6,603
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	17,175	17,173
Volkswagen Group of America Finance, LLC 1.625% 2027[5]	4,265	4,227
		438,896

Energy 1.12%
BP Capital Markets PLC 3.79% 2024	30,000	32,709
Canadian Natural Resources Ltd. 2.95% 2023	10,000	10,415
Canadian Natural Resources Ltd. 2.05% 2025	1,990	2,039
Chevron Corp. 2.10% 2021	10,000	10,023
Chevron Corp. 2.498% 2022	6,000	6,128
Chevron Corp. 1.554% 2025	10,000	10,256
Chevron Corp. 1.995% 2027	11,101	11,526
Chevron USA Inc. 0.687% 2025	3,543	3,503
Chevron USA Inc. 1.018% 2027	2,992	2,923
Enbridge Inc. 2.90% 2022	22,500	23,176
Enbridge Inc. 4.00% 2023	10,000	10,793
Enbridge Inc. 2.50% 2025	2,500	2,622
Energy Transfer Operating, LP 2.90% 2025	22,690	23,820
Energy Transfer Operating, LP 3.75% 2030	16,328	17,272
Energy Transfer Partners, LP 4.20% 2023	8,105	8,737
Exxon Mobil Corp. 2.222% 2021	15,000	15,000
Exxon Mobil Corp. 2.019% 2024	9,779	10,239
Exxon Mobil Corp. 2.992% 2025	5,000	5,396
Exxon Mobil Corp. 2.61% 2030	5,000	5,239
Marathon Petroleum Corp. 4.50% 2023	10,000	10,796
MPLX LP 1.75% 2026	7,911	7,978
ONEOK, Inc. 2.20% 2025	878	905
ONEOK, Inc. 5.85% 2026	25,377	30,073
ONEOK, Inc. 4.55% 2028	9,117	10,245
ONEOK, Inc. 6.35% 2031	4,604	5,828
Pioneer Natural Resources Company 1.125% 2026	12,586	12,495
Pioneer Natural Resources Company 1.90% 2030	3,397	3,270
Plains All American Pipeline, LP 3.80% 2030	2,269	2,359
Saudi Arabian Oil Co. 1.625% 2025[5]	4,040	4,088
Shell International Finance BV 0.375% 2023	10,000	10,004
Shell International Finance BV 2.00% 2024	4,000	4,173
Statoil ASA 2.75% 2021	2,120	2,154
Total Capital International 2.434% 2025	6,245	6,584
TransCanada PipeLines Ltd. 2.50% 2022	10,000	10,298
TransCanada PipeLines Ltd. 4.10% 2030	3,343	3,820
Williams Companies, Inc. 2.60% 2031	425	426
Williams Companies, Inc. 3.50% 2030	3,166	3,443
		340,755

Communication services 0.98%
Alphabet Inc. 0.80% 2027	7,150	6,957
Alphabet Inc. 1.10% 2030	2,500	2,362
Alphabet Inc. 2.05% 2050	2,055	1,773
AT&T Inc. 2.30% 2027	36,831	38,173
AT&T Inc. 1.65% 2028	2,360	2,320
AT&T Inc. 2.75% 2031	9,544	9,695
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	42,050	46,319
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	9,407	9,538
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	931	893
Comcast Corp. 3.10% 2025	1,418	1,536
Comcast Corp. 3.95% 2025	25,105	28,288
Comcast Corp. 2.65% 2030	10,306	10,825
Comcast Corp. 1.50% 2031	6,000	5,682
Comcast Corp. 1.95% 2031	6,874	6,774
Discovery Communications, Inc. 3.625% 2030	1,003	1,104
T-Mobile US, Inc. 3.50% 2025[5]	19,675	21,293
T-Mobile US, Inc. 1.50% 2026[5]	7,500	7,489
T-Mobile US, Inc. 3.75% 2027[5]	29,000	31,973

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 2.05% 2028[5]	$950	$942
T-Mobile US, Inc. 3.875% 2030[5]	3,534	3,890
T-Mobile US, Inc. 2.25% 2031[5]	447	430
Verizon Communications Inc. 0.85% 2025	40,339	39,779
Verizon Communications Inc. 2.625% 2026	9,771	10,434
Verizon Communications Inc. 3.00% 2027	7,925	8,607
Verizon Communications Inc. 4.329% 2028	2,000	2,329
Verizon Communications Inc. 1.75% 2031	953	909
		300,314

Industrials 0.98%
3M Co. 3.25% 2024	25,000	27,050
3M Co. 2.65% 2025	12,000	12,837
Boeing Company 2.70% 2022	5,000	5,114
Boeing Company 1.167% 2023	2,565	2,576
Boeing Company 4.508% 2023	4,000	4,292
Boeing Company 1.95% 2024	25,000	25,642
Boeing Company 4.875% 2025	2,500	2,796
Boeing Company 2.196% 2026	15,000	15,034
Boeing Company 2.75% 2026	10,000	10,362
Boeing Company 3.25% 2028	9,982	10,483
Emerson Electric Co. 1.80% 2027	6,753	6,933
General Dynamics Corp. 3.00% 2021	3,000	3,016
General Electric Co. 3.45% 2027	2,450	2,692
General Electric Co. 3.625% 2030	14,711	16,071
Honeywell International Inc. 1.85% 2021	12,500	12,625
Honeywell International Inc. 2.30% 2024	24,100	25,618
L3Harris Technologies, Inc. 1.80% 2031	275	267
Masco Corp. 1.50% 2028	2,690	2,652
Roper Technologies, Inc. 1.00% 2025	8,000	7,954
Siemens AG 1.70% 2021[5]	20,000	20,159
Siemens AG 2.70% 2022[5]	20,000	20,520
Siemens AG 2.90% 2022[5]	5,000	5,167
Union Pacific Corp. 3.20% 2021	5,500	5,543
Union Pacific Corp. 3.50% 2023	38,750	41,304
Union Pacific Corp. 3.15% 2024	9,803	10,526
United Technologies Corp. 3.65% 2023	178	191
		297,424

Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 2026	3,875	4,353
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,285	2,407
American Campus Communities, Inc. 4.125% 2024	5,230	5,733
American Campus Communities, Inc. 3.30% 2026	7,540	8,247
Corporate Office Properties LP 2.25% 2026	3,253	3,340
Equinix, Inc. 2.625% 2024	30,443	32,306
Equinix, Inc. 1.25% 2025	14,633	14,629
Equinix, Inc. 1.80% 2027	6,163	6,203
Equinix, Inc. 1.55% 2028	4,910	4,823
Equinix, Inc. 2.15% 2030	7,462	7,314
Public Storage 0.875% 2026	7,296	7,218
Scentre Group 3.25% 2025[5]	1,360	1,451
WEA Finance LLC 3.75% 2024[5]	3,790	4,036
Westfield Corp. Ltd. 3.15% 2022[5]	15,460	15,814
		117,874

Materials 0.17%
Air Products and Chemicals, Inc. 1.85% 2027	417	432
Anglo American Capital PLC 5.375% 2025[5]	10,000	11,595
ArcelorMittal 3.60% 2024	2,058	2,185
Dow Chemical Co. 2.10% 2030	12,000	11,852
LYB International Finance III, LLC 1.25% 2025	2,082	2,083
LYB International Finance III, LLC 2.25% 2030	1,631	1,624
Nutrition & Biosciences, Inc. 1.23% 2025[5]	10,000	9,963

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Nutrition & Biosciences, Inc. 1.832% 2027[5]	$5,062	$5,088
Praxair, Inc. 1.10% 2030	4,191	3,913
Vale Overseas Ltd. 3.75% 2030	2,291	2,438
		51,173

Total corporate bonds, notes & loans		5,784,027

Asset-backed obligations 6.41%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[3,5]	27,650	27,994
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[3,5]	5,347	5,374
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[3,5]	4,105	4,210
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[3,5]	10,355	10,829
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[3,5]	3,231	3,456
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,5]	24,180	26,211
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,5]	19,300	21,068
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,5]	60,061	62,944
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[3,5]	7,105	7,475
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,5]	31,121	32,235
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,5]	2,765	2,938
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[3,5]	31,726	31,776
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[3,5]	15,154	15,353
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[3,5]	18,692	18,697
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[3,5]	2,991	2,996
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,5]	2,114	2,161
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.447% 2025[3,4]	1,060	1,066
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]	3,556	3,574
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[3,4,5]	44,485	44,485
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,5]	4,517	4,533
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,5]	8,500	8,437
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[3]	19,523	19,642
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,5]	64,430	65,056
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,5]	10,119	10,070
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,5]	4,715	4,735
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,5]	1,064	1,058
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.464% 2025[3,4]	1,070	1,076
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,5]	4,842	4,916
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,5]	10,671	10,829
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[3,5]	2,389	2,397
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[3,5]	25,000	24,815
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	12,297	12,435
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[3,5]	237	238
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[3,5]	1,513	1,518
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[3,5]	115	115
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[3,5]	2,008	2,017
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[3,5]	9,572	9,573
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,5]	1,667	1,695
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 2024[3,5]	506	511
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,5]	2,227	2,272
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,5]	1,665	1,735
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,5]	724	781
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B, 3.94% 2027[3,5]	4,431	4,486
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,5]	19,267	19,554
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[3,5]	13,861	14,167
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,5]	6,670	6,826
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[3,5]	9,882	10,231
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[3,5]	4,108	4,258
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[3]	2,291	2,293
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[3]	3,722	3,740
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[3]	28,585	28,838
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[3]	38	38
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[3]	113	115
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[3]	4,840	4,913
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[3]	18,985	19,491
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[3]	8,750	8,968
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[3]	20,264	20,552
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]	9,085	9,390

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[3]	$3,964	$4,178
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[3,5]	37	37
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[3,5]	7,471	7,511
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[3,5]	7,765	7,791
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[3,5]	9,625	9,679
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[3,5]	10,214	10,273
Drivetime Auto Owner Trust, Series 2017-4A, Class D, 3.47% 2023[3,5]	160	161
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,5]	2,347	2,358
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[3,5]	7,000	7,087
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[3,5]	30	30
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[3,5]	16,408	16,414
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[3,5]	1,728	1,736
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[3,5]	17,485	17,880
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,5]	2,475	2,524
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,5]	10,260	10,454
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,5]	4,607	4,836
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,5]	387	426
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[3,4,5]	16,569	16,569
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[3,5]	190	190
Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.30% 2023[3]	18,393	18,396
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,5]	3,297	3,305
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[3,5]	9,996	10,027
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[3,5]	803	804
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[3,5]	18,978	19,074
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[3,5]	3,272	3,284
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[3,5]	8,119	8,267
Exeter Automobile Receivables Trust, Series 2018-2A, Class C, 3.69% 2023[3,5]	3,294	3,305
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[3,5]	7,500	7,581
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,5]	7,690	7,824
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[3,5]	11,110	11,380
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,5]	6,695	6,982
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,5]	2,525	2,725
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[3,5]	6,401	6,408
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,5]	50,675	50,823
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,5]	50,856	53,231
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,5]	1,710	1,861
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,5]	12,541	12,758
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[3,5]	1,720	1,733
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,5]	6,688	6,677
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,5]	41,596	42,338
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,5]	28,728	29,227
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]	3,029	3,051
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.18% 2023[3,4]	4,078	4,090
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[3]	1,946	1,978
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[3,5]	3,623	3,645
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[3,5]	2,042	2,054
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[3,5]	2,396	2,411
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,5]	12,401	12,474
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,5]	10,246	10,302
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[3]	1,000	1,036
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[3,5]	8,713	8,746
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[3,4,5]	68,265	68,265
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.581% 2029[3,4,5]	57,205	57,205
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[3]	7,880	7,902
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,5]	14,426	14,445
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.16% 2030[3,4,5]	21,791	21,791

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 2022[3]	$7,930	$7,956
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[3]	480	491
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[3]	1,824	1,866
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,4,5]	23,098	23,365
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.194% 2027[3,4,5]	11,868	11,878
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.274% 2027[3,4,5]	33,294	33,320
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.188% 2028[3,4,5]	37,843	37,909
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.125% 2029[3,4,5]	11,989	11,989
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[3,4,5]	33,308	33,308
Palmer Square Ltd., Series 2015-1A, Class A2R3, (3-month USD-LIBOR + 1.40%) 1.645% 2029[3,4,5]	29,608	29,608
Palmer Square Ltd., Series 2015-1A, Class BR3, (3-month USD-LIBOR + 2.00%) 2.245% 2029[3,4,5]	1,750	1,750
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,5]	3,152	3,182
Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.67% 2024[3]	5,500	5,517
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[3]	4,050	4,079
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[3]	32,720	32,939
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81% 2024[3]	9,987	10,078
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[3]	6,125	6,224
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 2025[3]	26,445	26,833
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.613% 2053[3,4,5]	11,645	11,678
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.843% 2053[3,4,5]	6,491	6,534
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,5]	18,681	18,635
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[3,4,5]	34,336	34,336
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[3,4,5]	36,320	36,320
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.271% 2025[3,4,5]	7,462	7,468
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,5]	5,469	5,565
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[3,5]	646	655
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[3,5]	7,408	7,523
Textainer Marine Containers Ltd., Series 2021-1A, Class A, 1.68% 2046[3,5]	23,862	23,773
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,5]	14,530	15,247
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,5]	47,755	50,716
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[3]	5,075	5,230
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,5]	17,941	18,208
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,5]	5,068	5,140
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[3,5]	16,455	16,402
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[3]	4,117	4,208
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[3]	9,561	9,608
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[3,5]	23,843	23,992
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[3,5]	1,682	1,688
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[3,5]	6,411	6,433
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[3,5]	18,760	18,978
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[3,5]	24	24
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,5]	7,981	8,081
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,5]	6,745	6,915
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[3,5]	4,475	4,665
		1,951,009

Bonds & notes of governments & government agencies outside the U.S. 2.28%
Alberta (Province of) 1.875% 2024	20,000	20,931
Asian Development Bank 2.75% 2023	5,000	5,259
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]	9,090	9,908
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	19,608
Denmark (Kingdom of) 0.125% 2022[5]	7,860	7,851
Denmark (Kingdom of) 0.125% 2022	5,235	5,229
European Investment Bank 0.375% 2025	10,000	9,809

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
European Investment Bank 0.625% 2027	$2,450	$2,380
European Stability Mechanism 2.125% 2022[5]	58,322	60,213
European Stability Mechanism 0.375% 2025[5]	8,584	8,408
Inter-American Development Bank 0.625% 2027	7,000	6,761
International Development Association 0.375% 2025[5]	52,000	51,049
Italy (Republic of) 2.375% 2024	29,500	30,906
Japan Bank for International Cooperation 3.125% 2021	38,336	38,759
Japan Bank for International Cooperation 0.625% 2023	14,800	14,908
Japan Bank for International Cooperation 2.50% 2024	12,280	13,056
Japan Finance Organization for Municipalities 2.625% 2022[5]	13,000	13,326
KfW 0.375% 2025	40,034	39,457
Kommunalbanken 0.375% 2025[5]	6,068	5,954
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	47,515	47,412
Lithuania (Republic of) 6.625% 2022[5]	23,244	24,582
Morocco (Kingdom of) 3.00% 2032[5]	10,000	9,715
Oesterreichische Kontrollbank AG 0.375% 2025	11,250	11,032
Poland (Republic of) 3.00% 2023	10,000	10,532
Poland (Republic of) 4.00% 2024	9,215	10,148
Poland (Republic of) 3.25% 2026	945	1,057
Portuguese Republic 5.125% 2024	51,000	58,670
Qatar (State of) 3.875% 2023[5]	23,475	25,108
Qatar (State of) 3.375% 2024[5]	19,856	21,385
Qatar (State of) 4.00% 2029	10,000	11,448
Quebec (Province of) 2.375% 2022	18,999	19,368
Quebec (Province of) 0.60% 2025	66,321	65,826
Sweden (Kingdom of) 2.375% 2023[5]	12,135	12,644
		692,699

Federal agency bonds & notes 1.47%
Fannie Mae 0.25% 2023	3,995	4,002
Fannie Mae 0.625% 2025[1]	365,000	365,549
Fannie Mae 0.75% 2027	10,000	9,777
Fannie Mae 0.875% 2030	38,662	36,678
Freddie Mac 0.25% 2023	24,687	24,735
Freddie Mac 0.25% 2023	6,250	6,254
		446,995

Municipals 0.06%
Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	3,785	3,875
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,385	11,561
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	3,805	3,888
		19,324

Total bonds, notes & other debt instruments (cost: $24,991,760,000)		25,278,112

Preferred securities 0.01%	Shares
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares[5]	4,000	2,700

Total preferred securities (cost: $3,985,000)		2,700

Short-term securities 26.79%
Money market investments 13.65%
Capital Group Central Cash Fund 0.09%[10,11]	41,551,677	4,155,583

Intermediate Bond Fund of America	23

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 13.14%
U.S. Treasury 4/1/2021	0.092%	$1,100,000	$1,099,962
U.S. Treasury 4/13/2021	0.093	900,000	900,005
U.S. Treasury 4/22/2021	0.090	500,000	499,978
U.S. Treasury 5/6/2021	0.060	500,000	499,963
U.S. Treasury 5/25/2021	0.054	500,000	499,977
U.S. Treasury 6/15/2021	0.045	500,000	499,962
			3,999,847

Total short-term securities (cost: $8,154,908,000)			8,155,430
Total investment securities 109.84% (cost: $33,150,653,000)			33,436,242
Other assets less liabilities (9.84)%			(2,996,735)

Net assets 100.00%			$30,439,507

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 2/28/2021[13] (000)	Unrealized (depreciation) appreciation at 2/28/2021 (000)
90 Day Euro Dollar Futures	Short	6,709	March 2021	$(1,677,250)	$(1,674,231)	$(641)
90 Day Euro Dollar Futures	Short	7,243	September 2022	(1,810,750)	(1,804,865)	1,971
90 Day Euro Dollar Futures	Long	10,000	December 2022	2,500,000	2,488,875	303
2 Year U.S. Treasury Note Futures	Long	3,720	July 2021	744,000	821,248	(589)
5 Year U.S. Treasury Note Futures	Long	825	July 2021	82,500	102,274	66
10 Year U.S. Treasury Note Futures	Short	2,512	June 2021	(251,200)	(333,389)	3,699
10 Year Ultra U.S. Treasury Note Futures	Short	22,949	June 2021	(2,294,900)	(3,381,392)	32,214
20 Year U.S. Treasury Bond Futures	Long	1,362	June 2021	136,200	216,856	(2,486)
30 Year Ultra U.S. Treasury Bond Futures	Long	6,194	June 2021	619,400	1,171,053	(3,650)
						$30,887

Swap contracts

Interest rate swaps

					Upfront	Unrealized
				Value at	premium	appreciation
		Expiration	Notional	2/28/2021	paid (received)	at 2/28/2021
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	0.243%	5/2/2024	$460,700	$3,185	$287	$2,898
U.S. EFFR	0.11%	5/18/2024	521,800	3,171	—	3,171
U.S. EFFR	0.1275%	6/25/2025	222,800	4,057	—	4,057
U.S. EFFR	0.105%	6/30/2025	222,800	4,315	—	4,315
U.S. EFFR	0.0975%	6/30/2025	121,011	2,383	—	2,383
U.S. EFFR	0.106%	6/30/2025	98,389	1,901	—	1,901
3-month USD-LIBOR	0.81%	7/28/2045	328,100	73,342	(194)	73,536
3-month USD-LIBOR	0.811%	7/27/2050	515,400	133,423	—	133,423
					$93	$225,684

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 2/28/2021 (000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$1,050,000	$(21,767)	$(23,082)	$1,315

24	Intermediate Bond Fund of America

Investments in affiliates11

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2021 (000)	Dividend income (000)
Short-term securities 13.65%
Money market investments 13.65%
Capital Group Central Cash Fund 0.09%[10]	$8,834,502	$7,759,915	$12,438,834	$(687)	$687	$4,155,583	$3,910

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $166,124,000, which represented .55% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,531,399,000, which represented 14.89% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $9,852,000, which represented .03% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Step bond; coupon rate may change at a later date.
[10]	Rate represents the seven-day yield at 2/28/2021.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

Intermediate Bond Fund of America	25

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $28,995,301)	$29,280,659
Affiliated issuers (cost: $4,155,352)	4,155,583	$33,436,242
Cash		40,387
Receivables for:
Sales of investments	3,423,231
Sales of fund’s shares	65,126
Dividends and interest	69,482
Variation margin on futures contracts	23,989
Variation margin on swap contracts	102	3,581,930
		37,058,559
Liabilities:
Payables for:
Purchases of investments	6,541,028
Repurchases of fund’s shares	38,577
Dividends on fund’s shares	166
Investment advisory services	3,823
Services provided by related parties	2,753
Trustees’ deferred compensation	354
Variation margin on futures contracts	14,994
Variation margin on swap contracts	17,277
Other	80	6,619,052
Net assets at February 28, 2021		$30,439,507

Net assets consist of:
Capital paid in on shares of beneficial interest		$29,896,334
Total distributable earnings		543,173
Net assets at February 28, 2021		$30,439,507

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,194,534 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,269,718	740,345	$13.87
Class C	49,237	3,552	13.86
Class T	10	1	13.87
Class F-1	242,684	17,495	13.87
Class F-2	3,215,713	231,821	13.87
Class F-3	1,176,856	84,873	13.87
Class 529-A	533,926	38,491	13.87
Class 529-C	8,081	583	13.85
Class 529-E	19,500	1,406	13.87
Class 529-T	11	1	13.87
Class 529-F-1	10	1	13.87
Class 529-F-2	122,230	8,810	13.87
Class 529-F-3	10	1	13.87
Class R-1	6,027	435	13.86
Class R-2	100,097	7,223	13.86
Class R-2E	8,967	647	13.85
Class R-3	157,979	11,389	13.87
Class R-4	144,078	10,386	13.87
Class R-5E	10,218	737	13.87
Class R-5	37,148	2,678	13.87
Class R-6	14,337,007	1,033,659	13.87

See notes to financial statements.

26	Intermediate Bond Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2021	(dollars in thousands)

Investment income:
Income:
Interest	$166,971
Dividends (includes $3,910 from affiliates)	3,939	$170,910
Fees and expenses*:
Investment advisory services	23,957
Distribution services	17,050
Transfer agent services	7,403
Administrative services	4,284
Reports to shareholders	388
Registration statement and prospectus	1,105
Trustees’ compensation	107
Auditing and legal	10
Custodian	41
Other	214
Total fees and expenses before waiver/reimbursement	54,559
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	23
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		54,536
Net investment income		116,374

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	108,714
Affiliated issuers	(687)
Futures contracts	6,743
Swap contracts	(38,235)	76,535
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(431,729)
Affiliated issuers	687
Futures contracts	33,665
Swap contracts	205,169	(192,208)
Net realized gain and unrealized depreciation		(115,673)

Net increase in net assets resulting from operations		$701

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

Intermediate Bond Fund of America	27

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 28, 2021*	Year ended August 31, 2020

Operations:
Net investment income	$116,374	$370,803
Net realized gain	76,535	779,606
Net unrealized (depreciation) appreciation	(192,208)	427,710
Net increase in net assets resulting from operations	701	1,578,119

Distributions paid or accrued to shareholders	(725,012)	(573,982)

Net capital share transactions	4,211,485	5,285,523

Total increase in net assets	3,487,174	6,289,660

Net assets:
Beginning of period	26,952,333	20,662,673
End of period	$30,439,507	$26,952,333

*	Unaudited.

See notes to financial statements.

28	Intermediate Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Intermediate Bond Fund of America	29

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

30	Intermediate Bond Fund of America

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,710,681	$—	$9,710,681
Mortgage-backed obligations	—	6,673,377	—	6,673,377
Corporate bonds, notes & loans	—	5,784,027	—	5,784,027
Asset-backed obligations	—	1,951,009	—	1,951,009
Bonds & notes of governments & government agencies outside the U.S.	—	692,699	—	692,699
Federal agency bonds & notes	—	446,995	—	446,995
Municipals	—	19,324	—	19,324
Preferred securities	—	2,700	—	2,700
Short-term securities	4,155,583	3,999,847	—	8,155,430
Total	$4,155,583	$29,280,659	$—	$33,436,242

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$38,253	$—	$—	$38,253
Unrealized appreciation on interest rate swaps	—	225,684	—	225,684
Unrealized appreciation on credit default swaps	—	1,315	—	1,315
Liabilities:
Unrealized depreciation on futures contracts	(7,366)	—	—	(7,366)
Total	$30,887	$226,999	$—	$257,886

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Intermediate Bond Fund of America	31

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

32	Intermediate Bond Fund of America

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Intermediate Bond Fund of America	33

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,447,842,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,856,332,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

34	Intermediate Bond Fund of America

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $804,872,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$38,253	Unrealized depreciation*	$7,366
Swap	Interest	Unrealized appreciation*	225,684	Unrealized depreciation*	—
Swap	Credit	Unrealized appreciation*	1,315	Unrealized depreciation*	—
			$265,252		$7,366

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$6,743	Net unrealized appreciation on futures contracts	$33,665
Swap	Interest	Net realized loss on swap contracts	(33,907)	Net unrealized appreciation on swap contracts	203,854
Swap	Credit	Net realized loss on swap contracts	(4,328)	Net unrealized appreciation on swap contracts	1,315
			$(31,492)		$238,834

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Intermediate Bond Fund of America	35

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$472,193
Undistributed long-term capital gains	190,781

As of February 28, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$744,596
Gross unrealized depreciation on investments	(208,979)
Net unrealized appreciation on investments	535,617
Cost of investments	33,181,501

36	Intermediate Bond Fund of America

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2021						Year ended August 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$173,256		$65,943		$239,199		$143,861		$52,293		$196,154
Class C	712		326		1,038		487		295		782
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	4,501		1,719		6,220		2,711		949		3,660
Class F-2	55,429		19,541		74,970		37,733		11,588		49,321
Class F-3	20,647		7,101		27,748		13,568		3,843		17,411
Class 529-A	9,203		3,487		12,690		8,026		2,945		10,971
Class 529-C	118		54		172		214		139		353
Class 529-E	321		129		450		266		109		375
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	221		—	*	221		2,205		709		2,914
Class 529-F-2†	2,065		808		2,873
Class 529-F-3†	—	*	—	*	—	*
Class R-1	77		35		112		52		32		84
Class R-2	1,485		678		2,163		989		613		1,602
Class R-2E	125		54		179		86		41		127
Class R-3	2,543		1,042		3,585		2,010		874		2,884
Class R-4	2,564		960		3,524		2,357		830		3,187
Class R-5E	173		62		235		109		33		142
Class R-5	716		247		963		746		225		971
Class R-6	259,783		88,887		348,670		218,242		64,802		283,044
Total	$533,939		$191,073		$725,012		$433,662		$140,320		$573,982

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2021, CRMC voluntarily reduced the investment advisory services fee to proposed annual rates of 0.115% and 0.110% on such assets in excess of $28 billion and $36 billion, respectively. For the six months ended February 28, 2021, total investment advisory services fees waived by CRMC were $23,000. CRMC does not intend to recoup this waiver. As a result, the fee shown on the statement of operations of $23,957,000 was reduced to $23,934,000, both of which were equivalent to an annualized rate of 0.168% of average daily net assets.

Intermediate Bond Fund of America	37

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2021, unreimbursed expenses subject to reimbursement totaled $705,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

38	Intermediate Bond Fund of America

For the six months ended February 28, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$14,782	$4,934		$1,483		Not applicable
Class C	242	24		7		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	308	165		37		Not applicable
Class F-2	Not applicable	1,545		436		Not applicable
Class F-3	Not applicable	28		158		Not applicable
Class 529-A	622	250		79		$160
Class 529-C	39	4		1		3
Class 529-E	48	3		3		6
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	18		6		12
Class 529-F-2†	Not applicable	26		12		24
Class 529-F-3†	Not applicable	—	*	—	*	—	*
Class R-1	28	3		1		Not applicable
Class R-2	384	173		15		Not applicable
Class R-2E	24	9		1		Not applicable
Class R-3	391	120		24		Not applicable
Class R-4	182	75		22		Not applicable
Class R-5E	Not applicable	7		1		Not applicable
Class R-5	Not applicable	10		6		Not applicable
Class R-6	Not applicable	9		1,992		Not applicable
Total class-specific expenses	$17,050	$7,403		$4,284		$205

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $107,000 in the fund’s statement of operations reflects $58,000 in current fees (either paid in cash or deferred) and a net increase of $49,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $9,058,000 and $61,337,000, respectively, which generated $3,204,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2021.

Intermediate Bond Fund of America	39

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2021

Class A	$1,678,099	118,847	$237,719		16,985		$(918,517)	(65,128)	$997,301	70,704
Class C	18,071	1,280	1,036		74		(15,502)	(1,100)	3,605	254
Class T	—	—	—		—		—	—	—	—
Class F-1	85,593	6,044	6,114		437		(64,920)	(4,619)	26,787	1,862
Class F-2	1,008,258	71,482	73,558		5,255		(404,937)	(28,721)	676,879	48,016
Class F-3	411,211	29,156	27,717		1,981		(163,562)	(11,601)	275,366	19,536
Class 529-A	67,610	4,790	12,684		906		(57,106)	(4,047)	23,188	1,649
Class 529-C	2,017	143	172		12		(2,414)	(171)	(225)	(16)
Class 529-E	2,215	157	450		32		(1,652)	(117)	1,013	72
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,306	303	114		8		(125,139)	(8,818)	(120,719)	(8,507)
Class 529-F-2[3]	133,622	9,420	2,848		204		(11,475)	(814)	124,995	8,810
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	1,366	97	112		8		(1,298)	(91)	180	14
Class R-2	16,884	1,196	2,157		154		(19,908)	(1,413)	(867)	(63)
Class R-2E	2,763	197	178		12		(1,656)	(118)	1,285	91
Class R-3	32,375	2,292	3,567		255		(27,704)	(1,964)	8,238	583
Class R-4	27,062	1,914	3,521		252		(28,715)	(2,035)	1,868	131
Class R-5E	3,686	261	234		17		(1,151)	(81)	2,769	197
Class R-5	4,714	334	962		69		(6,571)	(465)	(895)	(62)
Class R-6	2,313,969	163,920	347,617		24,829		(470,879)	(33,228)	2,190,707	155,521
Total net increase (decrease)	$5,813,831	411,834	$720,760		51,490		$(2,323,106)	(164,531)	$4,211,485	298,793

Year ended August 31, 2020

Class A	$2,504,095	181,047	$194,422		14,223		$(1,498,018)	(108,780)	$1,200,499	86,490
Class C	33,086	2,387	776		57		(38,057)	(2,735)	(4,195)	(291)
Class T	—	—	—		—		—	—	—	—
Class F-1	115,755	8,265	3,579		262		(55,466)	(3,999)	63,868	4,528
Class F-2	1,758,459	126,338	48,397		3,534		(1,001,300)	(72,746)	805,556	57,126
Class F-3	552,365	39,701	17,354		1,266		(203,295)	(14,669)	366,424	26,298
Class 529-A	154,323	11,152	10,943		801		(112,585)	(8,161)	52,681	3,792
Class 529-C	10,194	741	352		26		(25,213)	(1,804)	(14,667)	(1,037)
Class 529-E	4,934	358	374		27		(3,847)	(279)	1,461	106
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	32,793	2,385	2,904		212		(25,302)	(1,834)	10,395	763
Class R-1	1,969	142	84		6		(1,280)	(92)	773	56
Class R-2	33,679	2,437	1,592		117		(31,956)	(2,317)	3,315	237
Class R-2E	8,299	604	125		9		(6,581)	(480)	1,843	133
Class R-3	57,214	4,138	2,861		210		(49,264)	(3,589)	10,811	759
Class R-4	44,979	3,256	3,174		232		(41,364)	(3,006)	6,789	482
Class R-5E	4,477	324	141		10		(1,275)	(92)	3,343	242
Class R-5	15,194	1,102	967		71		(13,241)	(957)	2,920	216
Class R-6	3,797,203	273,599	282,959		20,663		(1,306,455)	(95,051)	2,773,707	199,211
Total net increase (decrease)	$9,129,018	657,976	$571,004		41,726		$(4,414,499)	(320,591)	$5,285,523	379,111

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $69,001,358,000 and $74,140,731,000, respectively, during the six months ended February 28, 2021.

40	Intermediate Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2021[5,6]	$14.22	$.04	$(.05)	$(.01)	$(.05)	$(.29)	$(.34)	$13.87	(.10)%[7]	$10,270		.61%[8]		.61%[8]		.59%[8]
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.89	9,521		.63		.63		1.41
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.15)	7,317		.60		.60		1.61
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	7,391		.61		.61		1.17
8/31/2016	13.53	.15	.11	.26	(.17)	(.03)	(.20)	13.59	1.95	7,327		.61		.61		1.09
Class C:
2/28/2021[5,6]	14.21	(.01)	(.04)	(.05)	(.01)	(.29)	(.30)	13.86	(.46)[7]	49		1.29	[8]	1.29	[8]	(.09)[8]
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	56		1.39		1.39		.81
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.17	74		1.39		1.39		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.17	104		1.39		1.39		.30
Class T:
2/28/2021[5,6]	14.21	.06	(.04)	.02	(.07)	(.29)	(.36)	13.87	.04 [7,9]	—	[10]	.31	[8,9]	.31	[8,9]	.89	[8,9]
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [9]	—	[10]	.34	[9]	.34	[9]	1.71	[9]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [9]	—	[10]	.37	[9]	.37	[9]	2.17	[9]
8/31/2018	13.49	.24	(.36)	(.12)	(.23)	—	(.23)	13.14	(.91)[9]	—	[10]	.37	[9]	.37	[9]	1.84	[9]
8/31/2017[5,11]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.36 [7,9]	—	[10]	.16	[7,9]	.16	[7,9]	.60	[7,9]
Class F-1:
2/28/2021[5,6]	14.22	.04	(.05)	(.01)	(.05)	(.29)	(.34)	13.87	(.10)[7]	243		.59	[8]	.59	[8]	.61	[8]
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
8/31/2018	13.49	.20	(.36)	(.16)	(.19)	—	(.19)	13.14	(1.22)	150		.67		.67		1.53
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	188		.67		.67		1.10
8/31/2016	13.53	.14	.11	.25	(.16)	(.03)	(.19)	13.59	1.90	258		.66		.66		1.05
Class F-2:
2/28/2021[5,6]	14.22	.06	(.05)	.01	(.07)	(.29)	(.36)	13.87	.04 [7]	3,216		.32	[8]	.32	[8]	.88	[8]
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
8/31/2018	13.49	.25	(.38)	(.13)	(.22)	—	(.22)	13.14	(.92)	1,068		.37		.37		1.86
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.17	755		.38		.38		1.41
8/31/2016	13.53	.18	.11	.29	(.20)	(.03)	(.23)	13.59	2.19	579		.37		.37		1.37
Class F-3:
2/28/2021[5,6]	14.21	.07	(.05)	.02	(.07)	(.29)	(.36)	13.87	.09 [7]	1,177		.21	[8]	.21	[8]	.98	[8]
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
8/31/2018	13.49	.26	(.38)	(.12)	(.24)	—	(.24)	13.13	(.82)	453		.27		.27		1.95
8/31/2017[5,12]	13.36	.13	.12	.25	(.12)	—	(.12)	13.49	1.85 [7]	328		.27	[8]	.27	[8]	1.64	[8]
Class 529-A:
2/28/2021[5,6]	14.22	.04	(.05)	(.01)	(.05)	(.29)	(.34)	13.87	(.10)[7]	534		.60	[8]	.60	[8]	.60	[8]
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87
8/31/2018	13.49	.20	(.37)	(.17)	(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	381		.67		.67		1.11
8/31/2016	13.53	.14	.11	.25	(.16)	(.03)	(.19)	13.59	1.86	380		.70		.70		1.00

See end of table for footnotes.

Intermediate Bond Fund of America	41

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2021[5,6]	$14.21	$(.01)	$(.05)	$(.06)	$(.01)	$(.29)	$(.30)	$13.85	(.46)%[7]	$8		1.32%[8]		1.32%[8]		(.12)%[8]
8/31/2020	13.62	.10	.71	.81	(.10)	(.12)	(.22)	14.21	6.04	8		1.37		1.37		.74
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80	22		1.39		1.39		1.16
8/31/2018	13.48	.10	(.36)	(.26)	(.09)	—	(.09)	13.13	(1.87)	22		1.43		1.43		.73
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.06	62		1.44		1.44		.35
8/31/2016	13.53	.04	.11	.15	(.06)	(.03)	(.09)	13.59	1.11	67		1.46		1.46		.24
Class 529-E:
2/28/2021[5,6]	14.22	.03	(.06)	(.03)	(.03)	(.29)	(.32)	13.87	(.20)[7]	20		.79	[8]	.79	[8]	.41	[8]
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69	19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35	17		.86		.86		1.69
8/31/2018	13.49	.18	(.37)	(.19)	(.16)	—	(.16)	13.14	(1.41)	16		.87		.87		1.34
8/31/2017	13.59	.12	(.03)	.09	(.11)	(.08)	(.19)	13.49	.67	17		.88		.88		.90
8/31/2016	13.53	.11	.11	.22	(.13)	(.03)	(.16)	13.59	1.66	19		.90		.90		.81
Class 529-T:
2/28/2021[5,6]	14.21	.06	(.05)	.01	(.06)	(.29)	(.35)	13.87	(.05)[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	.84	[8,9]
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13 [9]	—	[10]	.40	[9]	.40	[9]	1.65	[9]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79 [9]	—	[10]	.44	[9]	.44	[9]	2.10	[9]
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.98)[9]	—	[10]	.45	[9]	.45	[9]	1.77	[9]
8/31/2017[5,11]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.34 [7,9]	—	[10]	.17	[7,9]	.17	[7,9]	.59	[7,9]
Class 529-F-1:
2/28/2021[5,6]	14.22	.07	(.07)	— [13]	(.06)	(.29)	(.35)	13.87	.02 [7,9]	—	[10]	.36	[8,9]	.36	[8,9]	.98	[8,9]
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14	121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	106		.44		.44		2.11
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.99)	95		.44		.44		1.77
8/31/2017	13.59	.18	(.03)	.15	(.17)	(.08)	(.25)	13.49	1.10	90		.45		.45		1.34
8/31/2016	13.53	.17	.11	.28	(.19)	(.03)	(.22)	13.59	2.09	84		.47		.47		1.23
Class 529-F-2:
2/28/2021[5,6,14]	14.19	.04	(.03)	.01	(.04)	(.29)	(.33)	13.87	.06 [7]	122		.11	[7]	.11	[7]	.26	[7]
Class 529-F-3:
2/28/2021[5,6,14]	14.19	.04	(.03)	.01	(.04)	(.29)	(.33)	13.87	.07 [7]	—	[10]	.15	[7]	.09	[7]	.28	[7]
Class R-1:
2/28/2021[5,6]	14.21	(.01)	(.05)	(.06)	— [13]	(.29)	(.29)	13.86	(.48)[7]	6		1.32	[8]	1.32	[8]	(.12)[8]
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04	6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80	5		1.39		1.39		1.14
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	7		1.39		1.39		.82
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.18	7		1.39		1.39		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.19	10		1.37		1.37		.33

See end of table for footnotes.

42	Intermediate Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2021[5,6]	$14.21	$(.01)	$(.04)	$(.05)	$(.01)	$(.29)	$(.30)	$13.86	(.46)%[7]	$100		1.30%[8]		1.30%[8]		(.09)%[8]
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103		1.32		1.32		.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96		1.36		1.36		1.19
8/31/2018	13.48	.11	(.37)	(.26)	(.09)	—	(.09)	13.13	(1.83)	97		1.37		1.37		.84
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.11	105		1.40		1.40		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.18	118		1.37		1.37		.32
Class R-2E:
2/28/2021[5,6]	14.20	.01	(.05)	(.04)	(.02)	(.29)	(.31)	13.85	(.30)[7]	9		1.03	[8]	1.03	[8]	.17	[8]
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8		1.06		1.06		1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6		1.09		1.09		1.47
8/31/2018	13.48	.15	(.38)	(.23)	(.13)	—	(.13)	13.12	(1.65)	4		1.10		1.10		1.11
8/31/2017	13.58	.10	(.04)	.06	(.08)	(.08)	(.16)	13.48	.46	4		1.09		1.09		.72
8/31/2016	13.52	.11	.11	.22	(.13)	(.03)	(.16)	13.58	1.65	2		1.05		1.05		.74
Class R-3:
2/28/2021[5,6]	14.22	.02	(.05)	(.03)	(.03)	(.29)	(.32)	13.87	(.23)[7]	158		.86	[8]	.86	[8]	.34	[8]
8/31/2020	13.62	.16	.73	.89	(.17)	(.12)	(.29)	14.22	6.62	154		.89		.89		1.16
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137		.92		.92		1.63
8/31/2018	13.49	.17	(.37)	(.20)	(.15)	—	(.15)	13.14	(1.47)	131		.92		.92		1.28
8/31/2017	13.59	.11	(.03)	.08	(.10)	(.08)	(.18)	13.49	.62	145		.93		.93		.85
8/31/2016	13.53	.11	.11	.22	(.13)	(.03)	(.16)	13.59	1.63	150		.92		.92		.77
Class R-4:
2/28/2021[5,6]	14.22	.04	(.05)	(.01)	(.05)	(.29)	(.34)	13.87	(.08)[7]	144		.56	[8]	.56	[8]	.64	[8]
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146		.58		.58		1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133		.62		.62		1.93
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.17)	124		.62		.62		1.59
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	131		.62		.62		1.17
8/31/2016	13.53	.15	.11	.26	(.17)	(.03)	(.20)	13.59	1.94	118		.62		.62		1.08
Class R-5E:
2/28/2021[5,6]	14.22	.06	(.06)	— [13]	(.06)	(.29)	(.35)	13.87	.02 [7]	10		.37	[8]	.37	[8]	.83	[8]
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8		.38		.38		1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4		.42		.42		2.14
8/31/2018	13.49	.26	(.39)	(.13)	(.22)	—	(.22)	13.14	(.93)	1		.40		.40		1.98
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.20	—	[10]	.51		.35		1.43
8/31/2016[5,15]	13.49	.13	.15	.28	(.15)	(.03)	(.18)	13.59	2.10 [7]	—	[10]	.48	[8]	.48	[8]	1.26	[8]
Class R-5:
2/28/2021[5,6]	14.22	.07	(.06)	.01	(.07)	(.29)	(.36)	13.87	.07 [7]	37		.26	[8]	.26	[8]	.94	[8]
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39		.28		.28		1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34		.32		.32		2.23
8/31/2018	13.49	.25	(.37)	(.12)	(.23)	—	(.23)	13.14	(.87)	33		.32		.32		1.88
8/31/2017	13.59	.20	(.04)	.16	(.18)	(.08)	(.26)	13.49	1.23	38		.32		.32		1.47
8/31/2016	13.53	.19	.11	.30	(.21)	(.03)	(.24)	13.59	2.24	34		.32		.32		1.38
Class R-6:
2/28/2021[5,6]	14.22	.07	(.06)	.01	(.07)	(.29)	(.36)	13.87	.02 [7]	14,337		.21	[8]	.21	[8]	.99	[8]
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484		.23		.23		1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250		.27		.27		2.29
8/31/2018	13.49	.26	(.37)	(.11)	(.24)	—	(.24)	13.14	(.82)	7,642		.27		.27		1.96
8/31/2017	13.59	.21	(.04)	.17	(.19)	(.08)	(.27)	13.49	1.28	5,371		.27		.27		1.54
8/31/2016	13.53	.20	.11	.31	(.22)	(.03)	(.25)	13.59	2.30	3,457		.27		.27		1.45

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[16,17]	2021[5,6,7]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	43%	98%	90%	73%	78%	92%
Including mortgage dollar roll transactions	310%	452%	168%	173%	177%	173%

Intermediate Bond Fund of America	43

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Refer to Note 5 for more information on mortagage dollar rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

44	Intermediate Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2020, through February 28, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Intermediate Bond Fund of America	45

Expense example (continued)	Beginning account value 9/1/2020	Ending account value 2/28/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$998.97	$3.02	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	995.36	6.38	1.29
Class C – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class T – actual return	1,000.00	1,000.39	1.54	.31
Class T – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class F-1 – actual return	1,000.00	999.03	2.92	.59
Class F-1 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-2 – actual return	1,000.00	1,000.42	1.59	.32
Class F-2 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-3 – actual return	1,000.00	1,000.93	1.04	.21
Class F-3 – assumed 5% return	1,000.00	1,023.75	1.05	.21
Class 529-A – actual return	1,000.00	999.00	2.97	.60
Class 529-A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-C – actual return	1,000.00	995.36	6.53	1.32
Class 529-C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class 529-E – actual return	1,000.00	998.04	3.91	.79
Class 529-E – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 529-T – actual return	1,000.00	999.47	1.83	.37
Class 529-T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-1 – actual return	1,000.00	1,000.15	1.79	.36
Class 529-F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-F-2 – actual return†	1,000.00	1,000.40	1.12	.34
Class 529-F-2 – assumed 5% return†	1,000.00	1,023.11	1.71	.34
Class 529-F-3 – actual return†	1,000.00	1,000.67	.95	.29
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.36	1.45	.29
Class R-1 – actual return	1,000.00	995.25	6.53	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-2 – actual return	1,000.00	995.36	6.43	1.30
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-2E – actual return	1,000.00	996.98	5.10	1.03
Class R-2E – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-3 – actual return	1,000.00	997.70	4.26	.86
Class R-3 – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class R-4 – actual return	1,000.00	999.19	2.78	.56
Class R-4 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-5E – actual return	1,000.00	1,000.17	1.83	.37
Class R-5E – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-5 – actual return	1,000.00	1,000.67	1.29	.26
Class R-5 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class R-6 – actual return	1,000.00	1,000.23	1.04	.21
Class R-6 – assumed 5% return	1,000.00	1,023.75	1.05	.21

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 181 days.

46	Intermediate Bond Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Intermediate Bond Fund of America	47

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

48	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama___________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2021